Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Company’s most significant estimates are the determination of the allowance for credit losses and valuation of deferred tax assets.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Significant Group Concentrations of Credit Risk

The Bank has a significant concentration of loans in Philadelphia County, Pennsylvania. The concentration of credit by type of loan is set forth in Note 8. Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is influenced by the region’s economy. During the year ended December 31, 2025, one investor purchased a total of 25% of all loans sold by the Bank from its mortgage loans held for sale, and the sales to this investor accounted for approximately 25% of the gain on mortgage loans sold during the year.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include non-interest earning and interest-earning demand deposits and money market accounts with various financial institutions, all of which mature within ninety days of acquisition.

Investment, Policy [Policy Text Block]

Investment Securities

Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital requirements, and other similar factors. Securities available for sale are carried at fair value. Unrealized gains and losses are reported in other comprehensive income, net of related deferred tax effects. Realized gains and losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities.

Securities classified as held to maturity are those debt securities the Company has both the intent and ability to hold to maturity regardless of the changes in market conditions, liquidity needs, or changes in general economic conditions. These securities are carried at cost adjusted for amortization of premium and accretion of discount, which are recognized in interest income using the interest method over the terms of the securities.

The Bank measures expected credit losses on available-for-sale debt securities when the Bank does not intend to sell, or when it is not more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security's amortized cost basis is written down to fair value through income. For available-for-sale debt securities that do not meet the aforementioned criteria, the Bank evaluates whether the decline in fair value has resulted from credit losses or other factors. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income.

The allowance for credit losses on available-for-sale debt securities is included within Investment securities available for sale on the consolidated balance sheets. Changes in the allowance for credit losses are recorded within Provision for credit losses on the consolidated statements of income. Losses are charged against the allowance when the Bank believes the collectability of an available-for-sale security is in jeopardy or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale debt securities totaled $4,000 at December 31, 2025 and is included within Accrued interest receivable on the consolidated balance sheet. This amount is excluded from the estimate of expected credit losses. Available-for-sale debt securities are typically classified as nonaccrual when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about the further collectability of principal or interest. When available-for-sale debt securities are placed on nonaccrual status, unpaid interest credited to income is reversed.

Federal Home Loan Bank Stock [Policy Text Block]

Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank (FHLB) system to hold restricted stock of its district Federal Home Loan Bank according to a predetermined formula. FHLB stock is carried at cost and evaluated for impairment. When evaluating FHLB stock for impairment, its value is determined based on the ultimate recoverability of the par value of the stock. We evaluate our holdings of FHLB stock for impairment each reporting period. No impairment charges were recognized on FHLB stock during the years ended December 31, 2025 and 2024.

Financing Receivable [Policy Text Block]

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for credit losses and any deferred fees. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Bank is generally amortizing these amounts over the contractual life of the loan.

The loans receivable portfolio is segmented into residential loans, commercial real estate loans, construction loans, commercial business, and consumer loans. The residential loan segment has two classes: one-to-four family residential owner occupied loans and one-to-four family residential non-owner occupied loans. The commercial real estate loan segment consists of the following classes: multi-family (five or more) residential, commercial real estate and commercial lines of credit. Construction loans are generally granted for the purpose of building a single residential home. Commercial business loans are loans to businesses primarily for purchase of business essential equipment. Business essential equipment is equipment necessary for a business to support or assist with the day-to-day operation or profitability of the business. The consumer loan segment consists of the following classes: home equity loans and other consumer loans. Included in the home equity class are home equity loans and home equity lines of credit. Included in the other consumer are loans secured by saving accounts.

Loans are stated at their principal amount outstanding, except for loans held for sale, which are carried at fair value. Interest income on loans is accrued as earned.

In general, loans are placed on non-accrual status once they become 90 days delinquent as to principal or interest. In certain cases, a loan may be placed on nonaccrual status prior to being 90 days delinquent if there is an indication that the borrower is having difficulty making payments, or the Company believes it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. When interest accruals are discontinued, unpaid interest previously credited to income is reversed. Non-accrual loans may be restored to accrual status when all delinquent principal and interest has been paid currently for six consecutive months or the loan is considered secured and in the process of collection. The Company generally applies payments received on non-accruing loans to principal until such time as the principal is paid off, after which time any payments received are recognized as interest income. If the Company believes that all amounts outstanding on a non-accrual loan will ultimately be collected, payments received subsequent to its classification as a non-accrual loan are allocated between interest income and principal.

A loan that is 90 days delinquent may continue to accrue interest if the loan is both adequately secured and is in the process of collection. Past due status is determined based on contractual due dates for loan payments. An adequately secured loan is one that has collateral with a supported fair value that is sufficient to discharge the debt, and/or has an enforceable guarantee from a financially responsible party. A loan is considered to be in the process of collection if collection is proceeding through legal action or through other activities that are reasonably expected to result in repayment of the debt or restoration to current status in the near future.

Loans deemed to be a loss are written off through a charge against the allowance for credit losses (ACL). All loans are evaluated for possible charge-off when it is probable that the balance will not be collected, based on the ability of the borrower to pay and the value of the underlying collateral, if any. Principal recoveries of loans previously charged off are recorded as increases to the ACL.

Loan origination fees and the related direct origination costs are deferred and amortized over the life of the loan as an adjustment to interest income.

Credit Loss, Financial Instrument [Policy Text Block]

Allowance for Credit Losses

The allowance for credit losses is a valuation reserve established and maintained by charges against income and is deducted from the amortized cost basis of loans to present the net amount expected to be collected on the loans.  Loans, or portions thereof, are charged off against the ACL when they are deemed uncollectible. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off.

The ACL is an estimate of expected credit losses, measured over the contractual life of a loan, that considers our historical loss experience, current conditions and forecasts of future economic conditions. Determination of an appropriate ACL is inherently subjective and may have significant changes from period to period.

The methodology for determining the ACL has two main components: evaluation of expected credit losses for certain groups of homogeneous loans that share similar risk characteristics and evaluation of loans that do not share risk characteristics with other loans.

The Company has elected to exclude accrued interest receivable from the measurement of its ACL. When a loan is placed on non-accrual status, any outstanding accrued interest is reversed against interest income. The accrued interest receivable was $3.8 million and $4.0 million for the years ended December 31, 2025 and December 31, 2024, respectively.

The ACL for loans is an estimate of the expected losses to be realized over the life of the loans in the portfolio. The ACL is determined for two distinct categories of loans: 1) loans evaluated collectively for expected credit losses and 2) loans evaluated individually for expected credit losses. The ACL also includes certain qualitative adjustments.

Loans Evaluated Collectively. Homogeneous loans are evaluated collectively for expected credit losses.

Portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its ACL. The Company has designated eight portfolio segments, which are one-to-four family residential owner occupied, one-to-four family residential non-owner occupied, multi-family residential, commercial real estate, construction, home equity, commercial business, and consumer. These portfolio segments are further disaggregated into classes, which represent loans and leases of similar type, risk characteristics, and methods for monitoring and assessing credit risk.

Loans Evaluated Individually. Certain loans may be evaluated individually for expected credit losses.

Loans evaluated individually may have specific allocations assigned if the measured value of the loan using one of the noted techniques is less than its current carrying value. For loans measured using the fair value of collateral, if the analysis determines that sufficient collateral value would be available for repayment of the debt, then no allocations would be assigned to those loans. Collateral could be in the form of real estate or business assets, such as accounts receivable or inventory, in the case of commercial and industrial loans. Commercial and industrial loans may also be secured by real estate.

Management regularly reviews loans in the portfolio to assess credit quality indicators and to determine appropriate loan classification. For all loans, an internal risk rating process is used. The Company believes that internal risk ratings are the most relevant credit quality indicator for these types of loans. The migration of loans through the various internal risk rating categories is a significant component of the ACL methodology for these loans, which bases the probability of default on this migration. Assigning risk ratings involves judgment. Risk ratings may be changed based on ongoing monitoring procedures, or if specific loan review assessments identify a deterioration or an improvement in the loan.

The following is a summary of the Company's internal risk rating categories:

•	Pass: These loans do not currently pose undue credit risk and can range from the highest to average quality, depending on the degree of potential risk.

•

Special Mention: These loans have a heightened credit risk, but not to the point of justifying a classification of Substandard. Loans in this category are currently acceptable but are nevertheless potentially weak.

•

Substandard: These loans are inadequately protected by current sound worth and paying capacity of the borrower. There exists a well-defined weakness or weaknesses that jeopardize the normal repayment of the debt.

•

Doubtful: These loans have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The allocation of the ACL is reviewed to evaluate its appropriateness in relation to the overall risk profile of the loan portfolio. The Company considers risk factors such as: local and national economic conditions; trends in delinquencies and non-accrual loans; the diversity of borrower industry types; and the composition of the portfolio by loan type.

Qualitative and Other Adjustments to Allowance for Credit Losses: In addition to the quantitative credit loss estimates for loans evaluated collectively, qualitative factors that may not be fully captured in the quantitative results are also evaluated. For example, the Company considers the impact of current environmental factors at the reporting date that did not exist over the period from which historical experience was used. Relevant factors include, but are not limited to, concentrations of credit risk (geographic, large borrower, and industry), economic trends and conditions, changes in underwriting standards, experience and depth of lending staff, trends in delinquencies, and the level of criticized loans. Qualitative adjustments are judgmental and are based on management’s knowledge of the portfolio and the markets in which the Company operates. Qualitative adjustments are evaluated and approved on a quarterly basis. Additionally, the ACL includes other allowance categories that are not directly incorporated in the quantitative results. These include but are not limited to loans-in-process, trade acceptances and overdrafts. The ACL model utilizes 36-month economic forecasts which include housing starts, real estate prices, loan delinquency trends, and US GDP changes.

Financing Receivable, Held-for-Sale [Policy Text Block]

Loans Held for Sale

Loans originated by the Bank’s mortgage banking subsidiary, Quaint Oak Mortgage, LLC, are intended for sale in the secondary market and are carried at the lower of cost or fair value. Gains and losses on loan sales (sales proceeds minus carrying value) are recorded in noninterest income, and direct loan origination costs, commissions and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan. Oakmont Capital Holdings, LLC originated commercial real estate loans for the purchase of business essential equipment for sale primarily to other financial institutions and these are also classified as loans held for sale.

Bank Owned Life Insurance [Policy Text Block]

Bank Owned Life Insurance (“BOLl”)

The Company purchases bank owned life insurance as a mechanism for funding various employee benefit costs. The Company is the beneficiary of these policies that insure the lives of certain officers of its subsidiaries. The Company has recognized the cash surrender value under the insurance policies as an asset in the Consolidated Balance Sheets. Changes in the cash surrender value are recorded in non-interest income in the Consolidated Statements of Income.

Property, Plant and Equipment, Policy [Policy Text Block]

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the expected useful lives of the related assets that range from three to thirty-nine years. The costs of maintenance and repairs are expensed as incurred. Costs of major additions and improvements are capitalized.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Other Intangible Assets

Intangible assets on the consolidated balance sheets represent the acquisition by Quaint Oak Insurance Agency of the renewal rights to a book of business on August 1, 2016 at a total cost of $1.0 million. Based on a valuation, $515,000 of the purchase price was determined to be goodwill and $485,000 was determined to be related to the renewal rights to the book of business and deemed an other intangible asset. The renewal rights are being amortized over a ten year period based upon the annual retention rate of the book of business.

The Company performs a goodwill and other intangible asset impairment analysis at least on an annual basis or more often if events and circumstances indicate that there may be impairment.

Financing Receivable, Real Estate Acquired Through Foreclosure [Policy Text Block]

Other Real Estate Owned

Other real estate owned (OREO) or foreclosed assets are comprised of property acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and loans classified as in-substance foreclosures. A loan is classified as in-substance foreclosure when the Bank has taken possession of the collateral regardless of whether formal foreclosure proceedings take place. Other real estate properties are initially recorded at fair value, net of estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of cost or fair value less estimated costs to sell. Net revenue and expenses from operations and additions to the valuation allowance are included in other expenses.

The Company had one property in OREO totaling $360,000 at December 31, 2025. The Company had no OREO at December 31, 2024.

Mortgage Servicing Rights [Policy Text Block]

Loan Servicing Rights

The Company sells the guaranteed portion of certain SBA loans to third parties and retains servicing rights and receives servicing fees. All such transfers are accounted for as sales. While the Company may retain a portion of certain sold SBA loans, its continuing involvement in the portion of the loan that was sold is limited to certain servicing responsibilities.

These servicing assets amortize in proportion to, and over the period of, the estimated future net servicing life of the underlying loans. The servicing assets are evaluated quarterly for impairment based upon the fair value of the rights as compared to their amortized cost. Impairment is recognized on the income statement to the extent that fair value is less than the capitalized amount of the servicing assets. Included in other assets are SBA servicing rights recognized as separate assets when the guaranteed portion of the SBA loans are sold and the servicing rights are retained. These capitalized SBA servicing rights are amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing period of the underlying SBA loans. SBA servicing rights totaled $619,000 and $404,000 at December 31, 2025 and 2024, respectively. During the years ended December 31, 2025 and 2024, approximately $95,000 and $69,000 in amortization was recognized, respectively.

Advertising Cost [Policy Text Block]	Advertising Costs The Company expenses all advertising costs as incurred. Advertising costs are included in non-interest expense on the Consolidated Statements of Income.
Transfers and Servicing of Financial Assets, Policy [Policy Text Block]

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company follows guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. A tax position is recognized as a benefit only if it is more likely than not that the tax position would be sustained in a tax examination, with a tax examination presumed to occur. The amount recognized is the largest amount of tax benefit that has more than 50 percent likelihood of being realized upon examination. For tax positions not meeting the more likely than not test, no tax benefit is recorded. The Company had no material uncertain tax positions or accrued interest and penalties as of December 31, 2025 and 2024. The Company’s policy is to account for interest as a component of interest expense and penalties as components of other expense. The Company is no longer subject to examination by taxing authorities for the years before January 1, 2022.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income

Accounting principles generally accepted in the United States of America require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the stockholders’ equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Treasury Stock and Unallocated Common Stock [Policy Text Block]

Treasury Stock

The acquisition of treasury stock by the Company is recorded under the cost method. At the date of subsequent reissue, treasury stock is reduced by the cost of such stock based on an average cost method with any excess proceeds credited to additional paid-in capital.

Share-Based Payment Arrangement [Policy Text Block]

Share-Based Compensation

Stock compensation accounting guidance requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost is measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock option and restricted share plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Scholes model is used to estimate the fair value of stock options, while the closing price of the Company’s common stock on the grant date is used for restricted stock awards.

At December 31, 2025, the Company has outstanding equity awards under two share-based plans: the 2018 Stock Incentive Plan, and the 2023 Stock Incentive Plan. Outstanding awards under these plans were made in May 2018 and May 2023. These plans are more fully described in Note 15.

The Company also has an employee stock ownership plan (“ESOP”). This plan is more fully described in Note 15. As shares are contributed to the ESOP and allocated among participants, the Company recognizes compensation expense equal to the average market price of the shares.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

Amounts reported in earnings per share reflect earnings available to common stockholders for the period divided by the weighted average number of shares of common stock outstanding during the period, exclusive of unearned ESOP shares, unvested restricted stock (RRP) shares and treasury shares. Stock options and unvested restricted stock are regarded as potential common stock and are considered in the diluted earnings per share calculations to the extent they would have a dilutive effect if converted to common stock, computed using the “treasury stock” method.

Revenue from Contract with Customer [Policy Text Block]

Revenue from Contracts with Customers

The Company records revenue from contracts with customers in accordance with Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“Topic 606”). Under Topic 606, the Company must identify the contract with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the Company satisfies a performance obligation. In certain circumstances, noninterest income is reported net of associated expenses.

The Company’s primary sources of revenue are derived from interest and dividends earned on loans and investment securities, mortgage banking revenue, including gains on the sale of loans, income from bank-owned life insurance, and other financial instruments that are not within the scope of Topic 606. The main types of non-interest income within the scope of the standard are as follows:

Other Fees and Service Charges: The Bank has contracts with its commercial checking deposit customers where fees are charged if the account balance falls below predetermined levels defined as compensating balances. These agreements can be cancelled at any time by either the Bank or the deposit customer. Revenue from these transactions is recognized on a monthly basis as the Bank has an unconditional right to the fee consideration. The Bank also has transaction fees related to specific transactions or activities resulting from customer request or activity that include overdraft fees, wire fees, and other transaction fees. All of these fees are attributable to specific performance obligations of the Bank where the revenue is recognized at a defined point in time, completion of the requested service/transaction.

Abstract Title Fees: The Bank provides abstract title services through its wholly owned subsidiary, Quaint Oak Abstract, LLC. Fees for these services are recognized as revenue immediately after the completion of the real estate settlement.

Real Estate Sales Commissions, Net: The Bank provided real estate sales services through its wholly owned subsidiary, Quaint Oak Real Estate, LLC. Commission income was earned for these services and recognized as revenue immediately after the completion of the real estate settlement. On March 29, 2024, the Company discontinued the operations of Quaint Oak Real Estate, LLC.

Insurance Commissions: Insurance income generally consists of commissions from the sale of insurance policies and performance-based commissions from insurance companies. The Bank recognizes commission income from the sale of insurance policies when its wholly owned subsidiary, Quaint Oak Insurance Agency, LLC, acts as an agent between the insurance carrier and policyholder, arranging for the insurance carrier to provide policies to policyholders, and acts on behalf of the insurance carrier by providing customer service to the policyholder during the policy period. Commission income is recognized over time, using the output method of time elapsed, which corresponds with the underlying insurance policy period, for which the Bank is obligated to perform under contract with the insurance carrier. Commission income is variable, as it is comprised of a certain percentage of the underlying policy premium. The Bank estimates the variable consideration based upon the “most likely amount” method and does not expect or anticipate a significant reversal of revenue in future periods, based upon historical experience. Payment is due from the insurance carrier for commission income once the insurance policy has been sold. The Bank has elected to apply a practical expedient related to capitalizable costs, which are the commissions paid to insurance producers, and will expense these commissions paid to insurance producers as incurred, as these costs are related to the commission income and would have been amortized within one year or less if they had been capitalized, the same period over which the commission income was earned. Performance-based commissions from insurance companies are recognized at a point in time, when received, and no contingencies remain.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit. Such financial instruments are recorded in the Consolidated Balance Sheets when they are funded.

The Bank estimates expected credit losses over the contractual period in which the Bank is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Bank. The allowance for credit losses on off-balance sheet credit exposures is adjusted through credit loss expense. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life.

Reclassification, Comparability Adjustment [Policy Text Block]

Reclassifications

Certain items in the 2024 consolidated financial statements have been reclassified to conform to the presentation in the 2025 consolidated financial statements. Such reclassifications did not have a material impact on the overall consolidated financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]

Accounting Pronouncements Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides for improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This guidance is effective for public business entities for annual periods beginning after December 15, 2024.  See Note 15 – Income Taxes.

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures. This ASU requires disclosure in the notes to financial statements of specified information about certain costs and expenses. Specific disclosures are required for (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil and gas producing activities. The amendments in this Update do not change or remove current expense disclosure requirements. However, the amendments affect where this information appears in the notes to financial statements because entities are required to include certain current disclosures in the same tabular format disclosure as the other disaggregation requirements in the amendments. The amendments in ASU 2024-03 apply only to public business entities and are effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its financial statements.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU. The Company is currently evaluating the impact of this new guidance on its financial statements.

In  November 2025, the FASB issued ASU 2025-08, Financial Instruments – Credit Losses (Topic 326), which amends the guidance in Topic 326 to expand the population of acquired financial assets subject to the gross-up approach to include loans (excluding credit cards) that are acquired without credit deterioration and deemed “seasoned.” All non-purchased credit deteriorated loans (excluding credit cards) that are acquired in a business combination are deemed seasoned. Other non-purchased credit deteriorated loans (excluding credit cards) are considered to be seasoned if they were purchased at least 90 days after origination and the acquirer was not involved in the origination of the loans. ASU 2025-08 should be applied prospectively and is effective for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual reporting periods. Early adoption is permitted.  The Company is currently evaluating the impact of this new guidance on its financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, to clarify interim disclosure requirements, the form and content of interim financial statements, and when ASC Topic 270 applies. The amendments in the ASU provide a list of specific interim disclosures that are required by generally accepted accounting principles (GAAP), which, together with the disclosure principle, represent the complete population of required disclosures in interim reporting periods. The intent of the disclosure principle is to help entities determine whether any disclosures not specified in Topic 270 should be provided in interim reporting periods. ASU 2025-11 may be applied either prospectively or retrospectively to any or all prior periods presented in the financial statements for public business entities for interim periods in fiscal years beginning after December 15, 2027, and all other entities in interim periods in fiscal years beginning after December 15, 2028. The Company is currently evaluating the impact of this new guidance on its financial statements.